Share Capital - Schedule of Stock Option Activity (Details) $ / shares in Units, $ in Thousands																1 Months Ended	2 Months Ended
		Dec. 31, 2018 USD ($) Period $ / shares shares [1]	Sep. 30, 2018 USD ($) Period $ / shares shares [2]	Jun. 30, 2018 USD ($) Period $ / shares shares [3]	Jan. 31, 2018 USD ($) Period $ / shares shares [4]	Oct. 31, 2017 USD ($) Period $ / shares shares		Jun. 30, 2017 USD ($) Period $ / shares shares		Mar. 31, 2017 USD ($) Period $ / shares shares		Feb. 28, 2017 USD ($) shares $ / shares [5]	Nov. 30, 2016 USD ($) Period $ / shares shares		Feb. 29, 2016 USD ($) shares $ / shares [6]	Mar. 31, 2016 USD ($) Period $ / shares shares [7]	Jun. 30, 2016 USD ($) Period $ / shares shares
Options and Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of options granted to other than directors		935,000		50,000												114,129	70,000	[8]
Number of options granted to directors		370,000	30,000		128,000							20,000			20,000			[8]
Number of stock options granted, Total		1,305,000	30,000	50,000	128,000							20,000			20,000	114,129	70,000	[8]
Exercise price per ordinary share | $ / shares		$ 1.22	$ 1.78	$ 2.22	$ 6.9							$ 5.22			$ 3.48
The fair value of options on date of grant | $		$ 1,299,867	$ 45,574	$ 119,264	$ 838,470							$ 100			$ 51	$ 412	$ 230	[8]
Options and Restricted Stock Units [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Exercise price per ordinary share | $ / shares	[8]																$ 3.30
Options and Restricted Stock Units [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Exercise price per ordinary share | $ / shares	[8]																$ 3.40
Options and Restricted Stock Units One [Member]
Disclosure of classes of share capital [line items]
Number of options granted to other than directors						700,000	[9]	100,000	[10]	10,000	[11]		725,000	[12]
Number of options granted to directors							[9]		[10]		[11]			[12]
Number of stock options granted, Total | Period						700,000	[9]	100,000	[10]	10,000	[11]		725,000	[12]
Exercise price per ordinary share | $ / shares						$ 5.99	[8]	$ 5.39	[10]	$ 5.43	[11]		$ 5.08	[12]
The fair value of options on date of grant | $						$ 4,113	[8]	$ 437	[10]	$ 30	[11]		$ 3,232	[12]
Options and Restricted Stock Units Two [Member]
Disclosure of classes of share capital [line items]
Number of options granted to other than directors						140,000	[13]	36,000	[14]		[15]		100,000	[16]
Number of options granted to directors							[13]		[14]	65,000	[15]			[16]
Number of stock options granted, Total | Period						140,000	[13]	36,000	[14]	65,000	[15]		100,000	[16]
Exercise price per ordinary share | $ / shares						$ 0.002	[13]	$ 0.002	[14]	$ 5.71	[15]			[16]
The fair value of options on date of grant | $						$ 903	[13]	$ 175	[14]	$ 337	[15]		$ 492	[16]

[1]	1,305,000 options were allocated to employees, officers and independent directors of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.22, fair value of these options was estimated at $1,300 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 100.0%; risk-free interest rate: 2.86% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[2]	30,000 options were allocated to independent directors of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.78, fair value of these options was estimated at $46 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.85% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[3]	50,000 options were allocated to officer of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $2.22, fair value of these options was estimated at $119 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.93% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[4]	128,000 options were allocated to independent directors of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $6.90, fair value of these options was estimated at $838 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.46% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[5]	20,000 options were allocated to two independent directors of the Company: The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.22, fair value of these options was estimated at $100 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[6]	20,000 options were allocated to two external directors of the Company: a.The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. b.The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $3.48, fair value of these options was estimated at $51 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 86.0%; risk-free interest rate: 1.64% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[7]	114,129 restricted stock units ("RSUs") were allocated to officers of the Company: a.The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. b.The fair value of these RSUs on the date of grant was approximately $412 thousand, using the quoted closing market share price of $3.61on the Nasdaq Global Market.
[8]	70,000 options were allocated to two Consultants: a.The options will vest between 3 to 5 years. b.Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $230 thousand.
[9]	700,000 options were allocated to employees and officers of the Company: a. The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. b. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.99, fair value of these options was estimated at $4,113 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[10]	100,000 options was allocated to an officer of the Company: a. The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. b. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.39, fair value of these options was estimated at $437 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.15% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years
[11]	10,000 options was allocated to a Consultant: a.The options will vest over 3 years. b. Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $30 thousand.
[12]	725,000 options were allocated to employees and officers of the Company:a.The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. b.The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.08, fair value of these options was estimated at $3,232 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 1.78% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[13]	140,000 RSUs were allocated to officers of the Company: a. The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. b. The fair value of these RSUs on the date of grant was approximately $903 thousand, using the quoted closing market share price of $6.45 on the Nasdaq Global Market.
[14]	36,000 restricted stock units ("RSUs") were allocated to an officer of the Company: a.The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. b.The fair value of these RSUs on the date of grant was approximately $175 thousand, using the quoted closing market share price of $4.85 on the Nasdaq Global Market.
[15]	65,000 options were allocated to four independent directors of the Company: a.The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. b. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.71, fair value of these options was estimated at $337 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.44% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[16]	100,000 RSUs were allocated to officers of the Company: a.The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. b.The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.22, fair value of these options was estimated at $100 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.